Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Income Taxes
Accrued liabilities not currently deductible	$ 10,326	$ 11,736
Accumulated losses	2,813	2,397
Difference between tax and accounting basis of property and equipment	9,653	9,088
Research and development expenditures and tax credits	9,683	7,680
Total deferred income tax assets	32,475	30,901
Difference between tax and accounting basis of intangible assets	(53,346)	(42,423)
Temporary difference on equity derivative and related party debt	(6,990)	(5,513)
Total deferred income tax liabilities	(60,336)	(47,936)
Net deferred income taxes	(27,861)	(17,035)
Valuation allowance	(2,464)	(1,969)
Net deferred income taxes, net of valuation allowance	$ (30,325)	$ (19,004)